Note 26 - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Note 26 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Net	$ 0.8	$ 1.1	$ 1.3
AmountsPurchasedUnderContractualCommitments	47.7	37.4	45.9
Direct Operating Cost, Royalty Expense	2.5	0.5	1.6
AmountOfSelfInsuranceForCostsIncurredRelatingToSingleLiabilityClaimInYearMaximum	5
AmountOfSelfInsuranceForCostsIncurredInAggregateRelatedToLiabilityClaimsInYearMaximum	10
Self Insurance Reserve	2.7	4.6
Isotopes [Member]
Note 26 - Commitments and Contingencies (Details) [Line Items]
Purchase Obligation	187.0
Outsourcing of Information Technology Infrastructure [Member]
Note 26 - Commitments and Contingencies (Details) [Line Items]
Purchase Obligation	$ 2.9	$ 2.5
Minimum [Member]
Note 26 - Commitments and Contingencies (Details) [Line Items]
Term of Contractual Commitments	1 year
Maximum [Member]
Note 26 - Commitments and Contingencies (Details) [Line Items]
Term of Contractual Commitments	11 years